Net Gains or Losses on Financial Assets_Liabilities at Fair Value Through Profit or Loss_Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss	₩ (730,641)	₩ (380,861)	₩ 103,997
Gains related to financial instruments designated at fair value therough profit or loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Gains Related To Financial Instruments Designated At Fair Value Through Profit Or Loss	614,251	210,078	234,443
Gains related to financial instruments designated at fair value therough profit or loss | Financial assets designated at fair value through profit and loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Gains Related To Financial Instruments Designated At Fair Value Through Profit Or Loss	139,515	118,721	46,051
Gains related to financial instruments designated at fair value therough profit or loss | Financial liabilities designated at fair value through profit or loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Gains Related To Financial Instruments Designated At Fair Value Through Profit Or Loss	474,736	91,357	188,392
Losses related to financial instrumnets designated at fair value through profit or loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Losses Related To Financial Instruments Designated At Fair Value Through Profit Or Loss	1,344,892	590,939	130,446
Losses related to financial instrumnets designated at fair value through profit or loss | Financial assets designated at fair value through profit and loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Losses Related To Financial Instruments Designated At Fair Value Through Profit Or Loss	78,113	8,447	42,690
Losses related to financial instrumnets designated at fair value through profit or loss | Financial liabilities designated at fair value through profit or loss
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Line Items [Line Items]
Losses Related To Financial Instruments Designated At Fair Value Through Profit Or Loss	₩ 1,266,779	₩ 582,492	₩ 87,756